Stockholders' Equity - Additional Information (Detail) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Board of Directors	Dec. 31, 2012 Directors, executive officers and other employees	Jan. 14, 2013 Dividend Paid	Dec. 31, 2012 Nonvoting Preferred Stock	Dec. 31, 2011 Nonvoting Preferred Stock	Oct. 31, 2012 Common Shares	Sep. 30, 2012 Common Shares
Stockholders Equity Note [Line Items]
Cash dividend declared, per share	$ 0.3125	$ 0.3125	$ 0.0204	$ 0.6250
Common stock shares, granted				$ 1,700,000				$ 24,588
Number of preferred stock redeemed											125
Preferred stock par value											$ 0.01
Preferred stock redemption price per share											$ 1,112.50
Preferred stock dividend cash percentage											12.50%
Dividend paid on preferred stock					8,000	16,000	15,000				7,813	15,625
Stock issued during the period, shares													4,400,000	29,000,000
Stock issued during the period, value per share													$ 15	$ 15
Stock issued during the period, value													60,700,000	394,600,000
Issuance of common stock for TLC debt conversion					24,200,000
Issuance of restricted common stock									1,400,000
Common stock, shares issued	84,857,769	84,851,515		84,857,769	84,851,515	25,863,976
Common stock, shares outstanding	84,857,769	84,851,515		84,857,769	84,851,515	25,863,976
Cash dividends, paid										28,200,000
Total distributions paid to equity owners and on preferred stock						3,900,000
Liquidating distribution, paid						500,000
Dividends paid						$ 3,400,000